Inventories - Additional Information (Details) - Cost of Sales - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Cost of inventories recognised as expense during period	€ 8,842	€ 28,065	€ 21,243
Inventory write-down	€ 70	€ 627	€ 651